Capital and Reserves - Schedule of Capital, Reserves (Details) - Common Shares [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Capital, Reserves and Warrants [Line Items]
Number of common stock	5,715,472	4,662,080
Common stock value	$ 11,431	$ 9,324
Ordinary Shares Nominal Value [member]
Schedule of Capital, Reserves and Warrants [Line Items]
Number of common stock	5,715,472	4,662,080
Common stock value	$ 11,431	$ 9,324